Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2023
Statement of Other Comprehensive Income [Abstract]
Summary of Accumulated Other Comprehensive Income (Loss)
Changes in accumulated other comprehensive income (AOCI) by component for the three and six months ended June 30, 2023 and 2022 were as follows (in thousands):

Three months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2023	$19,611	$(1,589)	$18,022
Foreign currency translation loss, net of tax	(166)	—	(166)
Actuarial gain/(loss), net of tax	—	49	49

Balance as of June 30, 2023	$19,445	$(1,540)	$17,905

Three months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at April 1, 2022	$22,865	$(1,804)	$21,061
Foreign currency translation loss, net of tax	(3,526)	—	(3,526)
Actuarial gain/(loss), net of tax	—	239	239

Balance as of March 31, 2022	$19,339	$(1,565)	$17,774

Six months ended June 30, 2023	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2023	$20,792	$(1,432)	$19,360
Foreign currency translation loss, net of tax	(1,347)	—	(1,347)
Actuarial gain/(loss), net of tax	—	(108)	(108)

Balance as of June 30, 2023	$19,445	$(1,540)	$17,905

Six months ended June 30, 2022	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2022	$24,311	$(1,278)	$23,033
Foreign currency translation loss, net of tax	(4,972)	—	(4,972)
Actuarial gain/(loss), net of tax	—	(287)	(287)

Balance as of June 30, 2022	$19,339	$(1,565)	$17,774